Acquisitions and Dispositions (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings classified within discontinued operations for Engility
Product and service revenues	$ 8	$ 4
Income from discontinued operations, net of tax	104	142	154
Less: Net income attributable to noncontrolling interests	3	2	1
Income from discontinued operations attributable to L-3	101	140	153
Engility [Member]
Earnings classified within discontinued operations for Engility
Product and service revenues	2,011	2,290	2,468
Operating income from discontinued operations before income taxes	199	265	289
Interest expense allocated to discontinued operations	31	33	34
Income from discontinued operations before income taxes	168	232	255
Income tax expense	64	90	101
Income from discontinued operations, net of tax	104	142	154
Less: Net income attributable to noncontrolling interests	3	2	1
Income from discontinued operations attributable to L-3	$ 101	$ 140	$ 153